Series A Convertible Preferred Stock	12 Months Ended
Jun. 30, 2016
Equity [Abstract]
Series A Convertible Preferred Stock [Text Block]
Note 9 Series A Convertible Preferred Stock

On December 7, 2015, the Board of Directors authorized fifteen million shares of Series A Convertible Preferred Stock (“Series A Stock”). The Series A Stock had a conversion feature at the option of the holder that could be converted at any time at a conversion rate of $1.95, subject to adjustment, into common stock. The shares also had a mandatory conversion feature at the same conversion rate if one of the following events occurs: 1) Upon vote or consent of 2/3 of the then outstanding Series A Stock; 2) Upon the Company’s listing to NASDAQ Stockmarket or the NYSE MKT and the Company’s common stock trades for 30 days for at least 155% of the Series A Stock conversion price; or 3) the Company closes an underwritten public offering of at least $15 million in gross proceeds with an offering price of at least 155% of the Series A Stock conversion price. The Series A Stock’s conversion price was subject to weighted average anti-dilution protection, as defined, and was subject to adjustments for stock splits, dividends, and similar events. The Series A Stock was mandatorily redeemable ten years after the issuance date or upon a liquidation event, as defined, which included a change in control and therefore recorded before stockholders’ equity on the consolidated balance sheet. The Series A Stock was entitled to an annual dividend of 6% based on the original issuance price, compounded quarterly. The dividend was cumulative and was to be paid in shares of Series A Stock. The accrued dividends were payable upon redemption or conversion. The Series A Stock had voting rights equal to common stockholders as if the Series A Stock converted into common stock on the record date of the vote. The Series A Stock also had liquidation preferences over other stockholders.

On December 10, 2015, the Company closed an initial offering of its Series A Stock with an offering price of $1.95 per share. The Company issued 1,025,699 shares and received net proceeds of $1,803,548 after the placement agent compensation and issuance costs paid of $105,715 and a warrant with a fair value of $90,852 recorded as issuance costs. On March 2, 2016, the Company closed a second offering of its Series A Stock with an offering price of $1.95 per share. The Company issued 1,716,487 shares and received net proceeds of $2,956,975 after the placement agent compensation and issuance costs paid of $231,214 and a warrant with a fair value of $159,311 recorded as issuance costs. On April 12, 2016, the Company closed a final offering of its Series A Stock with an offering price of $1.95 per share. The Company issued 512,820 shares and received net proceeds of $1,000,000 as there were no placement agent compensation or issuance costs. The issuance costs were being accreted over the ten-year life of the Series A Stock of which $22,846 was accreted during the year ended June 30, 2016.

Through June 24, 2016, the Company declared and issued 71,708 shares of Series A Stock as dividends on the current outstanding shares of Series A Stock.

On June 24, 2016, the Company and the stockholders of the Series A Preferred Stock consented to convert all of the shares of Series A Preferred Stock into common stock.  The conversion occurred at a conversion price of $1.95 per share.  The Company then entered into an Exchange Agreement with each former Series A stockholder to exchange the Conversion Shares into shares of common stock and related warrants equal to the Series A Preferred Stock purchase price plus accrued dividends at an exchange rate of $1.10 per Exchange Share and related Exchange Warrant.   The Company converted and cancelled 3,326,714 shares of Series A Preferred Stock and issued 5,897,677 Exchange Shares and Exchange Warrants. As the Series A stockholders received additional securities over what would have been received in the original conversion terms the transaction was considered an induced conversion. The Exchange Shares and Exchange Warrants received are recorded at the fair value on the date they were received. The excess of the fair value of the securities received over the fair value of the securities the stockholders would have received under the original terms on the date of conversion was $5,811,700 and was recorded as a deemed dividend as additional paid in capital at the time of conversion. The Company then recorded a gain on the exchange of $2,929,084, which was also recorded into additional paid in capital. As a result of the conversion and exchange of the Series A Preferred Stock, the Series A Preferred Stock is no longer deemed outstanding, and all rights with respect to such stock ceased and terminated.